Payden Global Low Duration Fund
1
Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (100%)
Australia (EUR) (1%
)
500,000 Telstra Corp. Ltd. , 3.50% , 9/21/22 EUR (a) (b) $ 619
Australia (USD) (1%
)
515,000 Macquarie Group Ltd. 144A , ( 3 mo. LIBOR
USD + 1.020% ) , 1.16% , 11/28/23 (c) (d) 520
Bermuda (USD) (1%
)
180,000 Enstar Group Ltd. , 4.50% , 3/10/22 184
250,000 Home RE 2021-2 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250% ) , 1.29% , 1/25/34 (c) (d) 250
150,000 Triton Container International Ltd. 144A ,
0.80% , 8/01/23 (c) 150
584
Brazil (USD) (1%
)
200,000 Banco Bradesco SA 144A , 2.85% , 1/27/23 (c) 204
260,000 Itau Unibanco Holding SA 144A , 2.90% ,
1/24/23 (c) 266
470
Canada (CAD) (2%
)
650,000 BMW Canada Auto Trust 2021-1A 144A ,
0.50% , 7/20/24 CAD (b) (c) 519
250,000 Ford Auto Securitization Trust 2020-AA 144A ,
0.89% , 8/15/24 CAD (b) (c) 201
220,000 GMF Canada Leasing Trust 2020-1A 144A ,
0.91% , 7/20/23 CAD (b) (c) 177
460,000 GMF Canada Leasing Trust 2020-1A 144A ,
1.05% , 11/20/25 CAD (b) (c) 370
250,000 MBarc Credit Canada Inc. 144A , 0.63% , 5/15/24
CAD (b) (c) 200
1,467
Canada (USD) (2%
)
300,000 Bell Canada , 0.75% , 3/17/24 302
500,000 Canadian Imperial Bank of Commerce , 3.10% ,
4/02/24 533
420,000 Cenovus Energy Inc. , 4.00% , 4/15/24 451
370,000 Federation des Caisses Desjardins du Quebec
144A , 0.70% , 5/21/24 (c) 370
250,000 Strathcona Resources Ltd. 144A , 6.88% ,
8/01/26 (c) 248
1,904
Cayman Islands (USD) (13%
)
200,000 ADCB Finance Cayman Ltd. 144A , 4.00% ,
3/29/23 (c) 211
420,000 Apidos CLO XXI 144A , ( 3 mo. LIBOR USD +
1.450% ) , 1.58% , 7/18/27 (c) (d) 421
340,000 Apidos CLO XXI 144A , ( 3 mo. LIBOR USD +
2.450% ) , 2.58% , 7/18/27 (c) (d) 339
670,000 Bain Capital Credit CLO 2020-3 Ltd. 144A ,
( 3 mo. LIBOR USD + 1.380% ) , 1.52% ,
10/23/32 (c) (d) 672
429,054 Barings CLO Ltd. 2013-I 144A , ( 3 mo. LIBOR
USD + 0.800% ) , 0.93% , 1/20/28 (c) (d) 430
210,000 BDS 2020-FL5 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264% ) , 1.31% , 2/16/37 (c) (d) 211
500,000 BDS 2021-FL8 144A , ( 1 mo. LIBOR USD +
0.920% ) , 1.02% , 1/18/36 (c) (d) 502
670,000 Bristol Park CLO Ltd. 144A , ( 3 mo. LIBOR
USD + 0.990% ) , 1.12% , 4/15/29 (c) (d) 670
Principal
or Shares Security Description
Value
(000)
600,000 BRSP 2021-FL1 Ltd. 144A , ( 1 mo. LIBOR USD
+ 1.150% ) , 1.25% , 8/19/38 (c) (d) $ 601
470,000 BSPRT 2018-FL4 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 1.300% ) , 1.39% , 9/15/35 (c) (d) 471
360,000 CIFC Funding 2015-II Ltd. 144A , ( 3 mo.
LIBOR USD + 1.010% ) , 1.14% , 4/15/30 (c) (d) 360
840,000 CIFC Funding 2020-I Ltd. 144A , ( 3 mo. LIBOR
USD + 1.700% ) , 1.83% , 7/15/32 (c) (d) 840
500,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A , ( 1 mo. LIBOR USD + 2.150% ) ,
2.24% , 9/15/28 (c) (d) 499
348,897 KREF 2018-FL1 Ltd. 144A , ( 1 mo. LIBOR USD
+ 1.100% ) , 1.19% , 6/15/36 (c) (d) 350
218,201 LCM XX LP 144A , ( 3 mo. LIBOR USD +
1.040% ) , 1.17% , 10/20/27 (c) (d) 218
550,000 LoanCore 2021-CRE5 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 1.300% ) , 1.39% , 7/15/36 (c) (d) 551
1,037,283 Magnetite VII Ltd. 144A , ( 3 mo. LIBOR USD +
0.800% ) , 0.93% , 1/15/28 (c) (d) 1,038
100,000 MF1 2020-FL3 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964% ) , 3.01% , 7/15/35 (c) (d) 102
467,885 Palmer Square Loan Funding 2020-1 Ltd.
144A , ( 3 mo. LIBOR USD + 0.800% ) , 0.96% ,
2/20/28 (c) (d) 466
166,326 PFP 2019-6 Ltd. 144A , ( 1 mo. LIBOR USD +
1.050% ) , 1.14% , 4/14/37 (c) (d) 166
210,000 PFP 2019-6 Ltd. 144A , ( 1 mo. LIBOR USD +
1.450% ) , 1.54% , 4/14/37 (c) (d) 210
370,000 STWD 2019-FL1 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.194% ) , 1.24% , 7/15/38 (c) (d) 371
470,000 TRTX 2019-FL3 Issuer Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.564% ) , 1.61% , 10/15/34 (c) (d) 472
780,417 Tryon Park CLO Ltd. 144A , ( 3 mo. LIBOR USD
+ 0.890% ) , 1.02% , 4/15/29 (c) (d) 781
10,952
France (EUR) (2%
)
500,000 Engie SA , 0.38% , 2/28/23 EUR (a) (b) 599
500,000 Orange SA , 2.50% , 3/01/23 EUR (a) (b) 621
500,000 Worldline SA , 0.25% , 9/18/24 EUR (a) (b) 601
1,821
France (USD) (1%
)
450,000 BPCE SA 144A , 5.70% , 10/22/23 (c) 497
Germany (EUR) (1%
)
500,000 E.ON SE , 0.39% , 10/24/22 EUR (a) (b) (e) 596
India (USD) (1%
)
500,000 REC Ltd. 144A , 5.25% , 11/13/23 (c) 540
200,000 Shriram Transport Finance Co. Ltd. 144A ,
5.10% , 7/16/23 (c) 201
741
Indonesia (USD) (1%
)
395,000 Pelabuhan Indonesia III Persero PT 144A ,
4.50% , 5/02/23 (c) 420
280,000 Perusahaan Penerbit SBSN Indonesia III 144A ,
3.75% , 3/01/23 (c) 294
714

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
Ireland (USD) (0%
)
355,000 SMBC Aviation Capital Finance DAC 144A ,
3.00% , 7/15/22 (c) $ 363
Italy (EUR) (0%
)
250,000 FCA Bank SpA , 0.50% , 9/18/23 EUR (a) (b) 301
Italy (USD) (1%
)
425,000 Intesa Sanpaolo SpA 144A , 3.13% , 7/14/22 (c) 435
360,000 Republic of Italy Government International
Bond , 1.25% , 2/17/26 359
350,000 UniCredit SpA 144A , 6.57% , 1/14/22 (c) 359
1,153
Japan (USD) (4%
)
440,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550% ) , 0.95% , 7/19/25 (d) 443
545,000 Mitsubishi UFJ Financial Group Inc. , 1.41% ,
7/17/25 554
420,000 Mizuho Financial Group Inc. , ( U.S. Secured
Overnight Financing Rate + 0.872% ) , 0.85% ,
9/08/24 (d) 423
210,000 NTT Finance Corp. 144A , 0.58% , 3/01/24 (c) 210
250,000 Sumitomo Mitsui Financial Group Inc. , 1.47% ,
7/08/25 254
500,000 Sumitomo Mitsui Financial Group Inc. , 2.45% ,
9/27/24 526
435,000 Sumitomo Mitsui Trust Bank Ltd. 144A , 0.85% ,
3/25/24 (c) 437
400,000 Suntory Holdings Ltd. 144A , 2.25% ,
10/16/24 (c) 417
500,000 Takeda Pharmaceutical Co. Ltd. , 4.40% ,
11/26/23 542
3,806
Luxembourg (EUR) (1%
)
250,000 Becton Dickinson Euro Finance Sarl , 0.63% ,
6/04/23 EUR (b) 301
440,000 John Deere Cash Management , 1.38% , 4/02/24
EUR (a) (b) 547
848
Netherlands (GBP) (0%
)
100,000 NIBC Bank NV , 3.13% , 11/15/23 GBP (a) (b) 146
Netherlands (USD) (1%
)
500,000 NXP BV/NXP Funding LLC 144A , 4.63% ,
6/01/23 (c) 536
310,000 Stellantis NV , 5.25% , 4/15/23 333
310,000 Teva Pharmaceutical Finance Netherlands III BV ,
2.80% , 7/21/23 307
1,176
New Zealand (USD) (1%
)
380,000 Bank of New Zealand 144A , 3.50% , 2/20/24 (c) 408
Norway (USD) (0%
)
250,000 Aker BP ASA 144A , 2.88% , 1/15/26 (c) 266
Panama (USD) (0%
)
225,000 Intercorp Financial Services Inc. 144A , 4.13% ,
10/19/27 (c) 227
Peru (USD) (0%
)
320,000 Fondo MIVIVIENDA SA 144A , 3.50% ,
1/31/23 (c) 330
Principal
or Shares Security Description
Value
(000)
Saudi Arabia (USD) (0%
)
200,000 Saudi Arabian Oil Co. 144A , 1.25% ,
11/24/23 (c) $ 202
Spain (USD) (1%
)
400,000 Banco Bilbao Vizcaya Argentaria SA , 0.88% ,
9/18/23 402
200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450% ) , 0.70% , 6/30/24 (d) 201
603
Sweden (EUR) (0%
)
300,000 Akelius Residential Property AB , 1.13% ,
3/14/24 EUR (a) (b) 367
Switzerland (USD) (1%
)
450,000 Credit Suisse Group AG 144A , ( 3 mo. LIBOR
USD + 1.240% ) , 4.21% , 6/12/24 (c) (d) 478
200,000 UBS Group AG 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.830% ) , 1.01% , 7/30/24 (c) (d) 202
500,000 UBS Group AG 144A , 3.49% , 5/23/23 (c) 512
1,192
United Kingdom (GBP) (0%
)
150,000 Sage AR Funding No 1 PLC 144A , ( Sterling
Overnight Index Average + 1.250% ) , 1.30% ,
11/17/30 GBP (b) (c) (d) 209
United Kingdom (USD) (2%
)
205,000 Barclays PLC , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800% ) ,
1.01% , 12/10/24 (d) 206
420,000 British Telecommunications PLC , 4.50% ,
12/04/23 456
660,000 Natwest Group PLC , ( 3 mo. LIBOR USD +
1.470% ) , 1.63% , 5/15/23 (d) 667
450,000 Reckitt Benckiser Treasury Services PLC 144A ,
2.75% , 6/26/24 (c) 475
255,000 Royalty Pharma PLC 144A , 0.75% , 9/02/23 (c) 256
2,060
United States (EUR) (1%
)
350,000 Capital One Financial Corp. , 0.80% , 6/12/24
EUR (b) 426
250,000 Fidelity National Information Services Inc. ,
0.75% , 5/21/23 EUR (b) 302
728
United States (USD) (60%
)
290,000 7-Eleven Inc. 144A , 0.80% , 2/10/24 (c) 290
70,000 Air Lease Corp. , 2.25% , 1/15/23 72
50,000 Air Lease Corp. , 2.75% , 1/15/23 52
300,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.50% ,
2/15/23 (c) 308
370,000 Alexander Funding Trust 144A , 1.84% ,
11/15/23 (c) 376
150,000 Ally Financial Inc. , 1.45% , 10/02/23 152
120,000 Ally Financial Inc. , 3.88% , 5/21/24 130
140,000 Ally Financial Inc. , 4.13% , 2/13/22 143
350,000 AMSR 2020-SFR5 Trust 144A , 1.38% ,
11/17/37 (c) 352
375,000 Ares Capital Corp. , 3.63% , 1/19/22 379
330,000 Astrazeneca Finance LLC , 0.70% , 5/28/24 331

Principal
or Shares Security Description
Value
(000)
195,000 Athene Global Funding 144A , 1.20% ,
10/13/23 (c) $ 198
245,000 Athene Global Funding 144A , 2.80% ,
5/26/23 (c) 255
350,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 0.690% ) , 0.98% , 4/22/25 (d) 352
190,000 Bank of The West Auto Trust 2019-1 144A ,
2.51% , 10/15/24 (c) 195
14,773,728 Benchmark 2018-B6 Mortgage Trust , 0.43% ,
10/10/51 (f) 325
80,000 Berry Global Inc. 144A , 0.95% , 2/15/24 (c) 80
150,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.63% , 12/15/25 (c) 162
400,000 Boeing Co. , 1.43% , 2/04/24 401
100,000 Brighthouse Financial Global Funding 144A ,
1.00% , 4/12/24 (c) 101
160,861 BX Commercial Mortgage Trust 2019-XL
144A , ( 1 mo. LIBOR USD + 0.920% ) , 1.01% ,
10/15/36 (c) (d) 161
160,861 BX Commercial Mortgage Trust 2019-XL
144A , ( 1 mo. LIBOR USD + 1.080% ) , 1.17% ,
10/15/36 (c) (d) 161
94,773 BX Commercial Mortgage Trust 2020-BXLP
144A , ( 1 mo. LIBOR USD + 1.600% ) , 1.69% ,
12/15/36 (c) (d) 95
400,000 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. LIBOR USD + 1.130% ) , 1.22% ,
10/15/37 (c) (d) 401
450,000 BX Commercial Mortgage Trust 2021-SOAR
144A , ( 1 mo. LIBOR USD + 0.670% ) , 0.76% ,
6/15/38 (c) (d) 451
90,000 California Earthquake Authority , 1.33% , 7/01/22 91
2,875,844 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.14% , 5/15/52 (f) 197
91,814 CARS-DB4 LP 144A , 2.69% , 2/15/50 (c) 95
500,000 CARS-DB5 LP 144A , 1.44% , 8/15/51 (c) 500
148,913 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. LIBOR USD + 2.050% ) , 2.14% ,
6/15/34 (c) (d) 146
347,464 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. LIBOR USD + 2.350% ) , 2.44% ,
6/15/34 (c) (d) 339
265,000 Cheniere Corpus Christi Holdings LLC , 5.88% ,
3/31/25 303
250,000 CIT Bank NA , ( U.S. Secured Overnight
Financing Rate + 1.715% ) , 2.97% , 9/27/25 (d) 264
210,000 CIT Group Inc. , 5.00% , 8/15/22 219
130,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 0.669% ) , 0.98% , 5/01/25 (d) 131
190,000 CNH Industrial Capital LLC , 1.95% , 7/02/23 195
1,317,207 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
LIBOR USD + 0.900% ) , 0.99% , 11/15/37 (c) (d) 1,324
311,268 COMM 2019-WCM Mortgage Trust 144A ,
( 1 mo. LIBOR USD + 0.900% ) , 0.99% ,
10/15/34 (c) (d) 312
458,950 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( 1 mo. LIBOR USD + 2.150% ) , 2.24% ,
11/25/39 (c) (d) 458
153,100 Connecticut Avenue Securities Trust 2019-R04
144A , ( 1 mo. LIBOR USD + 2.100% ) , 2.19% ,
6/25/39 (c) (d) 154
Principal
or Shares Security Description
Value
(000)
198,250 Connecticut Avenue Securities Trust 2019-R06
144A , ( 1 mo. LIBOR USD + 2.100% ) , 2.19% ,
9/25/39 (c) (d) $ 199
100,278 Connecticut Avenue Securities Trust 2019-R07
144A , ( 1 mo. LIBOR USD + 2.100% ) , 2.19% ,
10/25/39 (c) (d) 101
65,769 Connecticut Avenue Securities Trust 2020-R01
144A , ( 1 mo. LIBOR USD + 2.050% ) , 2.14% ,
1/25/40 (c) (d) 66
100,000 Connecticut Avenue Securities Trust 2020-SBT1
144A , ( 1 mo. LIBOR USD + 3.650% ) , 3.74% ,
2/25/40 (c) (d) 104
465,000 Daimler Finance North America LLC 144A ,
0.75% , 3/01/24 (c) 466
400,000 Daimler Finance North America LLC 144A ,
3.35% , 2/22/23 (c) 418
104,000 Devon Energy Corp. 144A , 5.88% , 6/15/28 (c) 115
115,000 Diamondback Energy Inc. , 0.90% , 3/24/23 115
230,000 Drive Auto Receivables Trust 2020-1 , 2.36% ,
3/16/26 234
130,000 Drive Auto Receivables Trust 2020-2 , 1.42% ,
3/17/25 131
75,000 Elanco Animal Health Inc. , 4.91% , 8/27/21 75
225,000 Energy Transfer LP , 4.25% , 3/15/23 236
440,000 F&G Global Funding 144A , 1.75% , 6/30/26 (c) 449
173,143 Fannie Mae Connecticut Avenue Securities , ( 1
mo. LIBOR USD + 2.200% ) , 2.29% , 8/25/30 (d) 175
698,455 FirstKey Homes 2020-SFR2 Trust 144A , 1.27% ,
10/19/37 (c) 702
580,000 Ford Credit Floorplan Master Owner Trust A
2020-1 , 0.70% , 9/15/25 584
200,000 Ford Motor Credit Co. LLC , 5.13% , 6/16/25 220
202,129 Freddie Mac STACR 2019-HQA3 144A , ( 1 mo.
LIBOR USD + 1.850% ) , 1.94% , 9/25/49 (c) (d) 203
91,746 Freddie Mac STACR REMIC Trust 2020-DNA1
144A , ( 1 mo. LIBOR USD + 1.700% ) , 1.79% ,
1/25/50 (c) (d) 92
100,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A , ( 1 mo. LIBOR USD + 1.850% ) , 1.94% ,
2/25/50 (c) (d) 101
161,810 Freddie Mac STACR REMIC Trust 2020-HQA1
144A , ( 1 mo. LIBOR USD + 1.900% ) , 1.99% ,
1/25/50 (c) (d) 162
245,081 Freddie Mac STACR REMIC Trust 2021-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650% ) , 0.70% ,
1/25/51 (c) (d) 245
128,865 Freddie Mac STACR Trust 2018-DNA2 144A ,
( 1 mo. LIBOR USD + 0.800% ) , 0.89% ,
12/25/30 (c) (d) 129
250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , ( 1 mo. LIBOR USD + 4.600% ) ,
4.69% , 12/25/42 (d) 256
247,488 Freddie Mac Structured Agency Credit Risk
Debt Notes , ( 1 mo. LIBOR USD + 11.250% ) ,
11.34% , 10/25/29 (d) 278
245,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (c) 261
300,000 FS KKR Capital Corp. , 4.75% , 5/15/22 308
155,000 General Motors Financial Co. Inc. , 1.05% ,
3/08/24 156
385,000 General Motors Financial Co. Inc. , ( 3 mo. LIBOR
USD + 1.550% ) , 1.68% , 1/14/22 (d) 387

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
200,000 Genting New York LLC/GENNY Capital Inc.
144A , 3.30% , 2/15/26 (c) $ 202
420,000 Glencore Funding LLC 144A , 4.63% , 4/29/24 (c) 461
110,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.03% , 4/16/25 113
80,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.18% , 5/16/25 82
205,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 0.609% ) , 0.86% ,
2/12/26 (d) 204
105,000 Goldman Sachs Group Inc. , 3.50% , 4/01/25 114
125,000 Gray Oak Pipeline LLC 144A , 2.00% ,
9/15/23 (c) 128
240,000 GreatAmerica Leasing Receivables Funding LLC
Series 2020-1 144A , 1.76% , 8/15/23 (c) 243
175,000 Hyundai Capital America 144A , 1.15% ,
11/10/22 (c) 176
250,000 Hyundai Capital America 144A , 1.25% ,
9/18/23 (c) 252
130,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75% , 9/15/24 136
394,650 Invitation Homes 2018-SFR1 Trust 144A ,
( 1 mo. LIBOR USD + 0.700% ) , 0.79% ,
3/17/37 (c) (d) 394
40,000 iStar Inc. , 4.75% , 10/01/24 42
66,364 JP Morgan Mortgage Trust 2017-5 144A ,
3.00% , 10/26/48 (c) (f) 67
240,000 Kinder Morgan Inc. , ( 3 mo. LIBOR USD +
1.280% ) , 1.41% , 1/15/23 (d) 243
15,871 L.A. Arena Funding LLC 144A , 7.66% ,
12/15/26 (c) 16
350,000 Lennar Corp. , 4.13% , 1/15/22 353
335,000 Microchip Technology Inc. 144A , 0.97% ,
2/15/24 (c) 336
235,000 Microchip Technology Inc. , 2.67% , 9/01/23 244
470,000 MMAF Equipment Finance LLC 2020-A 144A ,
0.97% , 4/09/27 (c) 476
380,000 MMAF Equipment Finance LLC 2020-B 144A ,
0.49% , 8/14/25 (c) 381
440,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 0.509% ) , 0.79% , 1/22/25 (d) 441
220,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.152% ) , 2.72% , 7/22/25 (d) 232
79,050 Multifamily Connecticut Avenue Securities Trust
2019-01 144A , ( 1 mo. LIBOR USD + 1.700% ) ,
1.79% , 10/15/49 (c) (d) 79
440,748 Navient Private Education Refi Loan Trust 2021-
C 144A , 1.06% , 10/15/69 (c) 443
185,435 New Residential Mortgage Loan Trust 2017-1
144A , 4.00% , 2/25/57 (c) (f) 199
345,303 New Residential Mortgage Loan Trust 2017-4
144A , 4.00% , 5/25/57 (c) (f) 371
110,000 NextEra Energy Operating Partners LP 144A ,
4.25% , 7/15/24 (c) 116
355,000 Nissan Motor Acceptance Corp. 144A , 1.05% ,
3/08/24 (c) 355
543,606 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A , 1.85% , 11/20/50 (c) 556
90,000 OGE Energy Corp. , 0.70% , 5/26/23 90
500,000 ONE 2021-PARK Mortgage Trust 144A , ( 1 mo.
LIBOR USD + 0.700% ) , 0.79% , 3/15/36 (c) (d) 501
450,000 ONE Gas Inc. , 1.10% , 3/11/24 450
130,000 Owl Rock Capital Corp. , 4.25% , 1/15/26 141
Principal
or Shares Security Description
Value
(000)
85,000 Owl Rock Technology Finance Corp. 144A ,
3.75% , 6/17/26 (c) $ 91
245,000 Pacific Gas and Electric Co. , ( 3 mo. LIBOR USD
+ 1.375% ) , 1.53% , 11/15/21 (d) 245
380,000 Pacific Gas and Electric Co. , 1.75% , 6/16/22 380
200,000 PFS Financing Corp. 144A , 0.97% , 2/15/26 (c) 202
110,000 Pioneer Natural Resources Co. , 0.75% , 1/15/24 110
130,000 Reliance Standard Life Global Funding II 144A ,
2.15% , 1/21/23 (c) 133
550,000 Santander Holdings USA Inc. , 3.70% , 3/28/22 560
150,000 Santander Holdings USA Inc. , 4.45% , 12/03/21 151
200,000 SBA Tower Trust 144A , 1.63% , 11/15/26 (c) 203
180,000 SBA Tower Trust 144A , 1.88% , 1/15/26 (c) 184
290,000 Sirius XM Radio Inc. 144A , 4.63% , 7/15/24 (c) 297
30,000 Skyworks Solutions Inc. , 0.90% , 6/01/23 30
180,000 Smithfield Foods Inc. 144A , 2.65% , 10/03/21 (c) 180
350,000 SoFi Professional Loan Program 2021-A Trust
144A , 1.03% , 8/17/43 (c) 351
100,000 Southern California Edison Co. , 1.85% , 2/01/22 100
215,000 Southwest Airlines Co. , 4.75% , 5/04/23 230
30,000 Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC 144A , 3.36% ,
9/20/21 (c) 30
350,000 Stack Infrastructure Issuer 2020-1A LLC 144A ,
1.89% , 8/25/45 (c) 353
545,523 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 1.650% ) , 1.74% , 4/25/43 (c) (d) 547
250,000 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 3.750% ) , 3.84% , 4/25/43 (c) (d) 257
150,000 STACR Trust 2018-HRP2 144A , ( 1 mo. LIBOR
USD + 10.500% ) , 10.59% , 2/25/47 (c) (d) 172
273,000 Taco Bell Funding 2018-1A LLC 144A , 4.32% ,
11/25/48 (c) 275
50,000 T-Mobile USA Inc. , 2.25% , 2/15/26 51
55,000 Toll Brothers Finance Corp. , 4.38% , 4/15/23 58
185,000 U.S. Treasury Bill , 0.03% , 11/26/21 (e) 185
380,000 U.S. Treasury Bill , 0.04% , 5/19/22 (e) 380
290,000 U.S. Treasury Bill , 0.06% , 3/24/22 (e) 290
5,035,000 U.S. Treasury Note , 0.13% , 2/28/23 5,035
4,895,000 U.S. Treasury Note , 0.13% , 3/31/23 4,893
420,000 U.S. Treasury Note , 0.13% , 5/31/23 420
6,060,000 U.S. Treasury Note , 0.38% , 7/15/24 6,066
268,000 U.S. Treasury Note , 1.50% , 8/15/22 (g) 272
450,000 Vantage Data Centers 2020-1A LLC 144A ,
1.65% , 9/15/45 (c) 455
170,000 VB-S1 Issuer 2020-1A LLC 144A , 3.03% ,
6/15/50 (c) 179
195,000 Ventas Realty LP , 2.65% , 1/15/25 206
225,000 Vistra Operations Co. LLC 144A , 3.55% ,
7/15/24 (c) 239
185,000 VMware Inc. , 1.00% , 8/15/24 186
355,000 Volkswagen Group of America Finance LLC
144A , 0.88% , 11/22/23 (c) 357
7,563,509 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.94% , 8/15/51 (f) 336
100,000 Westinghouse Air Brake Technologies Corp. ,
3.20% , 6/15/25 107
80,000 Westlake Automobile Receivables Trust 2018-3
144A , 4.00% , 10/16/23 (c) 81
510,000 Westlake Automobile Receivables Trust 2019-3
144A , 2.49% , 10/15/24 (c) 518
240,000 Westlake Automobile Receivables Trust 2020-1
144A , 2.80% , 6/16/25 (c) 248

Principal
or Shares Security Description
Value
(000)
290,000 Westlake Automobile Receivables Trust 2020-2
144A , 1.32% , 7/15/25 (c) $ 292
299,250 Wingstop Funding 2020-1A LLC 144A , 2.84% ,
12/05/50 (c) 312
52,503
Total Bonds
(Cost - $86,895) 87,773
Investment Company (2%)
1,375,389 Payden Cash Reserves Money Market Fund *
(Cost - $ 1,375 ) 1,375
Total Investments (Cost - $88,270)  (102%)
89,148
Liabilities in excess of Other Assets ( - 2% ) (1,424)
Net Assets (100%)
$ 87,724
* Affiliated investment.
(a) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(e) Yield to maturity at time of purchase.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 2 USD  2 HSBC Bank USA, N.A. 09/21/2021 $ –
EUR 6 USD  7 Citibank, N.A. 09/21/2021 –
USD 5,340 EUR  4,482 Citibank, N.A. 09/21/2021 17
USD 1,483 CAD  1,835 HSBC Bank USA, N.A. 09/21/2021 12
USD 357 GBP  257 HSBC Bank USA, N.A. 09/21/2021 –
Net Unrealized Appreciation
$29
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 34 Sep-23 $ 8,432 $ 5 $ 5
U.S. Treasury 2-Year Note Future 124 Sep-21 27,361 (9) (9)
(4)
Short Contracts:
90 Day Eurodollar Future 34 Sep-25 (8,379) (40) (40)
U.S. Treasury 10-Year Note Future 21 Sep-21 (2,824) (61) (61)
U.S. Treasury 5-Year Note Future 50 Sep-21 (6,222) (38) (38)
(139)
Total Futures
$(143)